Prepaid Expenses and Other Receivable	12 Months Ended
Mar. 31, 2019
Prepaid Expenses and Other Receivable [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLE
4.	PREPAID EXPENSES AND OTHER RECEIVABLE

	2019	2018
Year ended March 31,	in 000'$	in 000'$
Prepaid expenses	19	16
R&D credits	208	-
Other receivables	55	28
	$282	$44

In October 2016, the Company's wholly-owned subsidiary, PPL agreed to a settlement of $120,000 for a claim made against a supplier. As of March 31, 2019, the Company received $63,750. The remaining balance is payable in five annual instalments of $11,250. Accordingly, $11,250 is classified as a current asset within other receivables and the non-current portion of $45,000 is classified as a long-term asset ($56,250 classified as a long-term asset and $11,250 classified as a current asset as at March 31, 2018).